Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin New York Tax-Free Income Fund
Entity Central Index Key	0000703112
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FNYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.78%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 2,797,288,102
Holdings Count | $ / shares	441	[2]
Investment Company Portfolio Turnover	6.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FNYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$32	0.63%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 2,797,288,102
Holdings Count | $ / shares	441	[4]
Investment Company Portfolio Turnover	6.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.18%
[5]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Net Assets	$ 2,797,288,102
Holdings Count | $ / shares	441	[6]
Investment Company Portfolio Turnover	6.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.49%
[7]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 2,797,288,102
Holdings Count | $ / shares	441	[8]
Investment Company Portfolio Turnover	6.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$27	0.53%
[9]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 2,797,288,102
Holdings Count | $ / shares	441	[10]
Investment Company Portfolio Turnover	6.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,797,288,102
Total Number of Portfolio Holdings*	441
Portfolio Turnover Rate	6.08%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.